Composition of Certain Financial Statement Captions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Composition Of Certain Financial Statement Captions [Abstract]
Other Current Assets
As of September 30, 2025 and December 31, 2024, other current assets were comprised of the following (in thousands):

	September 30, 2025	December 31, 2024
Prepaid services	$551	$87
Deferred costs (Note 8)	299	436
Prepaid insurance	135	559

Total other current assets	$985	$1,082

Other Current Assets
As of December 31, 2024 and 2023, other current assets were comprised of the following (in thousands):

	December 31,
	2024	2023
Prepaid services	$87	$410
Deferred costs (Note 7)	436	234
Prepaid insurance	559	636

	$1,082	$1,280

Property and Equipment, Net
Property and Equipment, net
As of December 31, 2024 and 2023, property and equipment, net, were comprised of the following (in thousands):

	December 31,
	2024	2023
Office and computer equipment	$1,778	$1,632
Leasehold improvements	1,810	1,810

	3,588	3,442
Less accumulated depreciation	(3,140)	(2,536)

	$448	$906

Intangible Assets, Net
As of December 31, 2024 intangible assets, net, were comprised of the following (in thousands):

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Intangible Asset, Net
Software	$221	$(218)	$3
Intellectual Property	546	(80)	466

Total intangible assets	$767	$(298)	$469

As of December 31, 2023 intangible assets, net, were comprised of the following (in thousands):

	December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Intangible Asset, Net
Software	$221	$(179)	$42

Total intangible assets	$221	$(179)	$42

Future Amortization Expense on Intangible Assets
As of December 31, 2024, future amortization expense on intangible assets is estimated to be as follows (in thousands):

Year Ending December 31,	Amount
2025	140
2026	136
2027	136
2028	57

Total future amortization expense	$469

Accounts Payable and Accrued Expenses
Accounts Payable and Accrued Expenses
As of December 31, 2024 and 2023, accounts payable and accrued expenses were comprised of the following (in thousands):

	December 31,
	2024	2023
Accounts payable	$9,474	$4,758
Accrued payroll and bonus	920	987
Accrued professional fees	236	128
Accrued vacation and compensation	356	370
Accrued R&D studies	185	388
Accrued interest	117	—

	$11,288	$6,631